UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8549

                              Oak Associated Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                              Oak Associates Funds
                                 P.O. Box 219441
                           Kansas City, MO 64121-9441
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-462-5386

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

Item 1.    Reports to Stockholders.

[GRAPHIC ART OMITTED]

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                                                                   Annual Report

                                                                October 31, 2003

White Oak Growth Stock Fund
Pin Oak Aggressive Stock Fund
Red Oak Technology Select Fund
Black Oak Emerging Technology Fund
Live Oak Health Sciences Fund

[GRAPHIC ART OMITTED]

OAK ASSOCIATES FUNDS

Table of Contents

Shareholder Letter ............................  1

White Oak Growth Stock Fund Profile ...........  2

Pin Oak Aggressive Stock Fund Profile .........  4

Red Oak Technology Select Fund Profile ........  6

Black Oak Emerging Technology Fund
  Profile .....................................  8

Live Oak Health Sciences Fund Profile ......... 10

Financial Highlights .......................... 12

Statements of Net Assets ...................... 14

Statements of Operations ...................... 24

Statements of Changes in Net Assets ........... 26

Notes to Financial Statements ................. 28

Independent Auditors' Report .................. 33

Trustees of the Trust ......................... 34

Officers of the Trust ......................... 35

Contact Us

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com
                 Click on the MY OAK ACCOUNT
                 section to take advantage of
                 these features:
                 o Trade Online
                 o Access and Update Account Information
                 o Go Paperless with E-Delivery

To Our Shareholders

Dear Fellow Shareholder:

We are pleased to present to you the Oak Associates Funds 2003 Annual Report, which includes fund commentaries and information on the holdings of each of the Funds. We encourage you to read the report to help you stay informed about your mutual fund investment.

In last year's letter, we presented a dismal review of the 2002 fiscal year - a time filled with corporate scandals, a slow economic recovery and looming conflict in the Middle East. Now, one year later, we are pleased to report a much better review of the economic and market environment, and we are equally excited about the prospects for the future. Substantial gains have been made from the market bottom in October of last year, and we believe there are a number of growth drivers to support the current levels and move the market higher.

The past year saw notable improvement in the economy, and the markets responded very well. Fiscal and monetary stimulus began to show significant results during the second quarter, as businesses and consumers resumed spending following the conclusion of the Iraq invasion. Corporate revenues increased and turned into even higher profit growth, a result of companies' cost-cutting measures, as well as productivity gains from their investments in technology.

The current market and economy look very healthy, and we are bullish about the coming year. The economic recovery appears to be occuring globally, consumers continue to spend, and there remains a large amount of cash uninvested. Given the improving strength of the economy, continued effects of fiscal and monetary stimulus, as well as the high productivity, low interest and low inflation rates, we believe the stage is set for continued growth in the coming year. One area of economic concern over the past year has been unemployment, but it seems that this final piece of the puzzle to the economic recovery has fallen into place, as new jobs are starting to kick in.

As managers of your investment, we take very seriously the trust which you have placed in us. Rest assured that our interests are aligned with yours. As fellow shareholders, we have a vested interest in ensuring that the highest standards are maintained and that the portfolios are positioned for future growth.

We thank you for your continued investment and the confidence you have placed with us.

Sincerely,
Oak Associates Funds

White Oak Growth Stock Fund

OCTOBER 31, 2003

WHITE OAK GROWTH STOCK FUND
The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.

White Oak Growth Stock Fund (the "Fund") returned +46.64% for the year while the comparative index, the S&P 500 Composite Index, returned +20.80%, and the Lipper Large-Cap Growth Average returned +19.06%. Since its inception, the Fund has gained +11.76% on an annualized basis, compared to +10.50% for the S&P 500 Composite Index and +7.63% for the Lipper Large-Cap Growth Average.

This was a good year for the Fund not only in terms of absolute and relative returns, but also in terms of breadth, as each of our primary industry exposures- technology, financial services, and healthcare-made positive contributions. Large- cap technology holdings posted the strongest results for the Fund, with holdings like Intel (INTC), Cisco Systems (CSCO), and Veritas
(VRTS) gaining 90%, 87% and 137%, respectively. Many of the Fund's technology-related holdings have enjoyed significant profit improvements and, in some cases, are back to peak earnings levels achieved in 2000.

Our financial services-related holdings also generated healthy results. Morgan Stanley (MDW) moved up 41% with the help of strict expense controls, solid bond trading results, and perhaps in anticipation of improved mergers and acquisition related activity. MBNA (KRB), a leading credit card company, posted a solid gain of 22%. They were helped by fewer delinquencies and the continued strength of the consumer.

Our healthcare-related positions posted mixed results, but were nevertheless positive as a whole. It isn't unusual for healthcare to underperform in a recovery since the sector tends to be less sensitive to overall economic cycles.

Eli Lilly (LLY) gained 20%. The company has one of the best product lineups within the pharmaceutical industry. Recent concerns about manufacturing-related problems appear to be nearly resolved, a further positive.

In spite of the strong results, there were a few positions which declined for the year. One example is Cardinal Health (CAH), whose shares fell 14% as concerns about a slowing growth rate resurfaced throughout the year. We believe Cardinal's position in the pharmaceutical distribution business stands to benefit from recent concerns over counterfeit drugs, a government subsidized drug benefit, and the continued development of new drug therapies.

Complete portfolio sub-sector and holdings information can be found in the Statement of Net Assets beginning on page 14.

--------------------------------------------------------------------------------
1-888-462-5386                        2

ALL DATA BELOW AS OF OCTOBER 31, 2003.

---------------------------------------------------------------------------------------------------------------------------
Performance Update
---------------------------------------------------------------------------------------------------------------------------
                                                                   Average Annualized Total Returns
                                              -----------------------------------------------------------------------------
                                              1 Year            3 Year          5 Year            10 Year          Inception
                                              Return            Return          Return            Return            to Date
---------------------------------------------------------------------------------------------------------------------------
White Oak Growth Stock Fund                   46.64%            (23.73)%          0.08%           12.53%           11.76%*
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index                       20.80%             (8.34)%          0.53%           10.43%           10.50%**
---------------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Average               19.06%            (15.97)%         (1.43)%           6.97%            7.63%**
---------------------------------------------------------------------------------------------------------------------------

 * The inception date of the White Oak Growth Stock Fund was 8/3/92. ** Since 7/31/92


--------------------------------------------
Fund Data
--------------------------------------------

Ticker Symbol                       WOGSX
Share Price                        $34.05
Total Net Assets                    $2.1B
Portfolio Turnover                  4.28%
2003 Capital Gain Distribution       None


Top 10 Holdings

                            % of Total
                            Investments
                            -----------
Cisco Systems                 8.48%
Applied Materials             8.17%
MBNA                          6.71%
Veritas                       5.93%
EMC                           5.70%
Juniper Networks              5.49%
Charles Schwab                5.15%
PMC-Sierra                    4.89%
Intel                         4.80%
Microsoft                     4.70%


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         WHITE OAK GROWTH STOCK FUND, VERSUS THE S&P 500 COMPOSITE INDEX
                     AND THE LIPPER LARGE-CAP GROWTH AVERAGE



[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                       WHITE OAK GROWTH     S&P 500 COMPOSITE           LIPPER LARGE CAP
                          STOCK FUND               INDEX                 GROWTH AVERAGE
10/31/93                   10,000                 10,000                     10,000
OCT-94                      11,224                 10,386                     10,170
OCT-95                      17,068                 13,132                     12,681
OCT-96                      20,709                 16,297                     14,983
OCT-97                      27,845                 21,530                     18,996
OCT-98                      32,434                 26,264                     22,366
OCT-99                      50,766                 33,006                     30,564
OCT-00                      73,413                 35,016                     35,145
OCT-01                      33,043                 26,297                     21,656
OCT-02                      22,215                 22,324                     17,659
OCT-03                      32,576                 26,967                     21,024

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.


--------------------------------------------------------------------------------
                                       3                        www.oakfunds.com

Pin Oak Aggressive Stock Fund


OCTOBER 31, 2003

PIN OAK AGGRESSIVE STOCK FUND
The Fund invests primarily in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that are key performers within growing industries.

Pin Oak Aggressive Stock Fund (the "Fund") returned +64.49% for the year while the comparative index, the S&P 400 MidCap Index, returned +30.73% and the Lipper Multi-Cap Growth Average returned +28.28%. Since its inception and on an annualized basis, the Fund has returned +6.28%, versus +14.07% for the S&P 400 MidCap Index and +9.78 for the Lipper Multi-Cap Growth Average.

This was a good year for the Fund. Our long-term positions in our favored sectors-technology, financial services, and health care-all posted positive returns. The technology area was particularly strong and the Fund's significant weighting in the technology sector was responsible for a large part of the Fund's outperformance of the market. Networking, semiconductors, and software-related positions were the leaders in the Fund. PMC-Sierra (PMCS) and Yahoo!
(YHOO) were the best performers, surging 273% and 193%, respectively, in anticipation of improving fundamentals within the telecommunications sector and increased broadband and internet usage.

The financial services arena also contributed to positive results, with Charles Schwab (SCH) and Paychex (PAYX) gaining 48% and 35%, respectively. Healthcare results were more mixed, but nevertheless positive. Waters Corporation (WAT), a provider of scientific instruments, gained 25%. The mapping of the human genome will play an important role in drug discovery, and companies like Waters will benefit from the related research and development spending activity.

Brocade Communications Systems (BRCD), a storage networking company, was the only position that posted a negative return for the Fund, declining 5%. The company announced a restructuring of their supply chain to better manage inventories in 2002, which caused them to miss earnings estimates. There were also continued competitive threats that weighed on Brocade's shares throughout the year.

Pin Oak Aggressive Stock Fund is focused on smaller companies within our concentrated sectors. We continue to believe in the significant potential of technology, financial services and healthcare compared to other sectors of the economy. Furthermore, smaller companies generally outperformed the broader market indexes this year, and we believe this trend will likely continue during the earlier phases of the economic recovery.

Complete portfolio sub-sector and holdings information can be found in the Statement of Net Assets beginning on page 16.

--------------------------------------------------------------------------------
1-888-462-5386                        4

ALL DATA BELOW AS OF OCTOBER 31, 2003.

---------------------------------------------------------------------------------------------------------------------------
Performance Update
---------------------------------------------------------------------------------------------------------------------------
                                                                Average Annualized Total Returns
---------------------------------------------------------------------------------------------------------------------------
                                              1 Year            3 Year          5 Year            10 Year          Inception
                                              Return            Return          Return            Return            to Date
---------------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund                 64.49%            (34.84)%         (2.01)%           4.63%            6.28%*
---------------------------------------------------------------------------------------------------------------------------
S&P 400 MidCap Index                         30.73%              2.91%          11.68%           13.60%           14.07%**
---------------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Average               28.28%            (16.20)%          2.13%            8.45%            9.78%**
---------------------------------------------------------------------------------------------------------------------------

 *The inception date of the Pin Oak Aggressive Stock Fund was 8/3/92. **Since 7/31/92



------------------------------------------
Fund Data
------------------------------------------

Ticker Symbol                       POGSX
Share Price                        $19.13
Total Net Assets                    $234M
Portfolio Turnover                 21.67%
2003 Capital Gain Distribution       None


Top 10 Holdings
                             % of Total
                             Investments
                             -----------
Cisco Systems                  9.64%
Cognizant Tech Solutions       7.60%
Juniper Networks               7.45%
Maxim Integrated Products      6.61%
Charles Schwab                 5.91%
MBNA                           5.21%
Cerner                         5.18%
Xilinx                         4.82%
Applied Materials              4.82%
Yahoo!                         4.67%


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         PIN OAK AGGRESSIVE STOCK FUND, VERSUS THE S&P 400 MID-CAP INDEX
                     AND THE LIPPER MULTI-CAP GROWTH AVERAGE



LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                      PIN OAK AGGRESSIVE         S&P 400 MIDCAP      LIPPER MULTI-CAP GROWTH
                          STOCK FUND                  INDEX                   AVERAGE
10/31/93                    10,000                    10,000                  10,000
OCT-94                       9,192                    10,236                  10,166
OCT-95                      13,725                    12,407                  13,116
OCT-96                      13,534                    14,560                  15,456
OCT-97                      15,419                    19,313                  19,277
OCT-98                      17,400                    20,607                  20,638
OCT-99                      33,160                    24,949                  31,811
OCT-00                      56,823                    32,846                  40,760
OCT-01                      17,757                    28,757                  23,681
OCT-02                       9,557                    27,382                  19,248
OCT-03                      15,720                    35,796                  24,692

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                       5                        www.oakfunds.com

Red Oak Technology Select Fund

OCTOBER 31, 2003

RED OAK TECHNOLOGY SELECT FUND
The Fund primarily invests in common stocks of companies which rely extensively on technology in their product development or operations, or are expected to benefit from technological advances and improvements.

Red Oak Technology Select Fund (the "Fund") returned +55.08% for the year while the comparative index, the NASDAQ 100 Index, returned +43.46% and the Lipper Science & Technology Average returned +53.27%. Since inception, the Fund has declined -8.35% on an annualized basis compared to -5.13% for the NASDAQ 100 Index, and -3.51% for the Lipper Science & Technology Average.

The Fund enjoyed strong results this year. The networking, storage and semiconductor sub-sectors were particularly strong for the Fund, while results within software were more mixed. Continued adoption of broadband on a global basis helped the shares of Cisco Systems (CSCO) and Juniper Networks (JNPR) gain more than 87% and 209%, respectively. QLogic (QLGC) and EMC (EMC), two storage-related holdings, also performed well, gaining 61% and 170%, respectively. EMC's aggressive restructuring and focus on software is beginning to have an impact on profit margins, and their focus on mid-range storage through a product partnership with Dell is beginning to bear fruit. QLogic, on the other hand, has remained strong throughout the downturn, thanks to continued share gains in the rapidly growing trend to connect servers with a proliferation of data storage devices.

Results within the software sub-sector were more mixed, but nevertheless positive. Cognizant Technology Solutions' (CTSH) shares gained 106% as low- cost software programmers based in India continued to provide high-quality services in an economically difficult environment. On the other hand, Intuit (INTU) and Microsoft (MSFT) lagged the overall improvement in the technology sector, falling 4% and 2%, respectively. The fundamentals at both companies remain solid, but tend to be less sensitive to the overall economic cycle in a market that has shown a preference for cyclical companies.

As we look to the future, we believe the technology sector will continue to drive tremendous innovation within its own industry and others, both domestically and abroad. In managing the Fund, we try to strike a balance between an exposure to stable, blue chip technology companies with a global presence and more aggressive emerging technology companies with unique product opportunities. On the latter front, healthcare and education are two areas of the economy that will benefit from technological innovation and productivity improvement. The University of Phoenix Online (UOPX), Symbol Technologies (SBL), and Affymetrix (AFFX) are holdings that we believe will help us capture some of the unique growth opportunities within healthcare and education.

Complete portfolio sub-sector holdings and information can be found in the Statement of Net Assets beginning on page 18.

--------------------------------------------------------------------------------
1-888-462-5386                         6

ALL DATA BELOW AS OF OCTOBER 31, 2003.

-------------------------------------------------------------------------------------------
Performance Update
-------------------------------------------------------------------------------------------
                                                   Average Annualized Total Returns
-------------------------------------------------------------------------------------------

                                              1 Year            3 Year         Inception
                                              Return            Return         to Date*
-------------------------------------------------------------------------------------------
Red Oak Technology Select Fund                55.08%            (42.13)%         (8.35)%
-------------------------------------------------------------------------------------------
NASDAQ 100 Index                              43.46%            (24.34)%         (5.13)%
-------------------------------------------------------------------------------------------
Lipper Science & Technology Average           53.27%            (26.54)%         (3.51)%
-------------------------------------------------------------------------------------------

*Since 12/31/98.

------------------------------------------
Fund Data
------------------------------------------

Ticker Symbol                       ROGSX
Share Price                         $6.56
Total Net Assets                    $328M
Portfolio Turnover                 60.35%
2003 Capital Gain Distribution       None


Top 10 Holdings
                             % of Total
                             Investments
                             -----------
Cisco Systems                  6.03%
Cognizant Tech Solutions       5.93%
Veritas                        5.35%
Intersil                       5.21%
Qualcomm                       5.17%
Microsoft                      5.09%
Flextronics International      4.88%
QLogic                         4.83%
Emulex                         4.31%
Affymetrix                     4.23%

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
           RED OAK TECHNOLOGY SELECT FUND, VERSUS THE NASDAQ 100 INDEX
     AND THE LIPPER SCIENCE & TECHNOLOGY AVERAGE SINCE INCEPTION (12/31/98)


[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]


                        RED OAK TECHNOLOGY            NASDAQ 100             LIPPER SCIENCE & TECHNOLOGY
                            SELECT FUND                  INDEX                        AVERAGE
12/31/98                     10,000                     10,000                        10,000
OCT-99                       16,939                     14,373                        15,661
OCT-00                       33,848                     17,894                        21,286
OCT-01                        8,448                      7,444                         8,742
OCT-02                        4,229                      5,401                         5,795
OCT-03                        6,559                      7,749                         8,882

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                       7                        www.oakfunds.com

Black Oak Emerging Technology Fund

OCTOBER 31, 2003

BLACK OAK EMERGING TECHNOLOGY FUND
The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.

Black Oak Emerging Technology Fund (the "Fund") returned 79.67% for the year, while the comparative index, the NASDAQ 100 Index, returned 43.46% and the Lipper Science & Technology Average returned 53.27%. Since its inception and on an annualized basis, the Fund returned -41.24%, versus -16.13% for the NASDAQ 100 Index and -19.00% for the Lipper Science & Technology Average.

The overall technology sector was strong during the year but the greatest contributors to the performance of the Fund included the internet application infrastructure software company Packeteer (PKTR) and network performance analysis provider Ixia (XXIA), which were both up more than 225%. The networking industry appears to have reached the bottom and has started to see the beginning of a spending recovery so both of these companies have benefited as a result. Our investments in semiconductor companies, Marvel Technology Group (MRVL) and Broadcom (BRCM), also helped the Fund as the semiconductor industry showed strong performance throughout the course of the year.

Brocade Communications Systems (BRCD), a storage area networking company and genetic chip manufacturer Affymetrix (AFFX) negatively impacted the Fund returning -5% and -2%, respectively. Brocade fell as the company announced a restructuring of their supply chain to better manage inventories late in 2002, which caused them to miss earnings during that quarter. Affymetrix declined as did the company's revenues and subsequently profits grew less than expected early in the year. Both companies remain industry leaders and we continue to expect improving performance from them going forward.

We remain steadfast in our belief that there will continue to be extraordinary innovations within the technology sector resulting in a multitude of investment opportunities. Our focus is still the same, to find those companies that will benefit the most from these innovations and invest in them for the long term.

Complete portfolio sub-sector and holdings information can be found in the Statement of Net Assets beginning on page 20.

--------------------------------------------------------------------------------
1-888-462-5386                        8

ALL DATA BELOW AS OF OCTOBER 31, 2003.

-----------------------------------------------------------------------------------------
Performance Update
-----------------------------------------------------------------------------------------
                                                     Average Annualized Total Returns
-----------------------------------------------------------------------------------------
                                                        1 Year           Inception
                                                        Return            to Date
-----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund                      79.67%           (41.24)%*
-----------------------------------------------------------------------------------------
NASDAQ 100 Index                                        43.46%           (16.13)%**
-----------------------------------------------------------------------------------------
Lipper Science & Technology Average                     53.27%           (19.00)%**
-----------------------------------------------------------------------------------------

 *The inception date of the Black Oak Emerging Technology Fund was 12/29/00. **Since 12/31/00



-------------------------------------------
Fund Data
-------------------------------------------

Ticker Symbol                       BOGSX
Share Price                         $2.21
Total Net Assets                     $86M
Portfolio Turnover                 33.62%
2003 Capital Gain Distribution       None


Top 10 Holdings
                             % of Total
                             Investments
                             -----------
Packeteer                      6.97%
Marvell Technology Group       6.78%
Avid Technology                5.83%
Cognizant Tech Solutions       5.49%
eResearch Technology           5.14%
Rudolph Technologies           4.53%
Londonbridge Technologies      4.16%
Broadcom                       3.96%
Cree                           3.64%
Affymetrix                     3.57%


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         BLACK OAK EMERGING TECHNOLOGY FUND, VERSUS THE NASDAQ 100 INDEX
           AND THE LIPPER SCIENCE & TECHNOLOGY AVERAGE, SINCE 12/31/00


[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                      BLACK OAK EMERGING              NASDAQ 100             LIPPER SCIENCE & TECHNOLOGY
                        TECHNOLOGY FUND                  INDEX                        AVERAGE
12/31/00                   10,000                       10,000                         10,000
OCT-01                      2,980                        5,832                          5,530
OCT-02                      1,230                        4,231                          3,666
OCT-03                      2,210                        6,070                          5,618

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                        9                       www.oakfunds.com

Live Oak Health Sciences Fund


OCTOBER 31, 2003

LIVE OAK HEALTH SCIENCES FUND
The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Live Oak Health Sciences Fund (the "Fund") returned 18.01% for the year, while the comparative index, the S&P 500 Health Care Index, returned 5.93%, and the Lipper Health & Biotechnology Average returned 21.10%. Since its inception and on an annualized basis, the Fund has provided a return of -3.33%, versus -4.22% for the S&P 500 Health Care Index and -6.10% for the Lipper Health & Biotechnology Average.

In addition to the rising tide of the overall market, performance was helped by biopharmaceutical titan Genentech (DNA) and Invitrogen (IVGN), a life science research tools company, both of which were up more than 120%. Genentech revealed positive data on a new cancer drug, and Invitrogen began reorganizing itself under new management. The specialty pharmaceutical area was also an area of strength, as Teva Pharmaceutical Industries (TEVA) and Medicis Pharmaceutical
(MRX) had strong performance. Our decision to avoid the healthcare facilities companies also benefited the Fund, as those stocks fared poorly.

Performance was hurt by declines in Cardinal Health (CAH) and Johnson & Johnson
(JNJ). Cardinal Health, a drug distributor, fell 14% as concerns about a slowing growth rate resurfaced throughout the year. We believe Cardinal Health's position in the pharmaceutical distribution business stands to benefit from recent concerns over counterfeit drugs, a government subsidized drug benefit, and the continued development of new drug therapies. Johnson & Johnson fell as competition among some of its drugs intensified, and problems with the launch of its drug-coated stent. Both companies remain leaders in the healthcare sector, and we expect them to perform well going forward.

We continue to have a significant portion of the portfolio invested in life science research tools companies, as we believe they offer researchers innovative ways of discovering drugs. Our investment in this area is both in the major equipment manufacturers such as Applied Biosystems Group (ABI) and Waters
(WAT), as well as the companies that sell lower-priced "consumables," such as Invitrogen (IVGN) and Techne (TECH).

We continue to be very positive about the prospects for the healthcare sector. The long-term demographic trend of an aging population remains intact; people are living longer lives and taking more drugs. Furthermore, these drugs and modern treatments are discovered more rapidly and efficiently, due to the innovation and productivity that is prevalent in this industry. These are long-term trends that we believe will continue to provide significant growth for the Live Oak Health Sciences Fund.

Complete portfolio sub-sector and holdings information can be found in the Statement of Net Assets beginning on page 22.

--------------------------------------------------------------------------------
1-888-462-5386                          10

ALL DATA BELOW AS OF OCTOBER 31, 2003.

---------------------------------------------------------------------------------------
Performance Update
---------------------------------------------------------------------------------------
                                                    Average Annualized Total Returns
---------------------------------------------------------------------------------------
                                                        1 Year           Inception
                                                        Return            to Date
---------------------------------------------------------------------------------------
Live Oak Health Sciences Fund                           18.01%            (3.33)%*
---------------------------------------------------------------------------------------
S&P 500 Health Care Index                                5.93%            (4.22)%**
---------------------------------------------------------------------------------------
Lipper Health & Biotechnology Average                   21.10%            (6.10)%**
---------------------------------------------------------------------------------------

 *The inception date of the Live Oak Health Sciences Fund was 6/29/01. **Since 6/30/01


-------------------------------------------
Fund Data
-------------------------------------------

Ticker Symbol                       LOGSX
Share Price                         $9.24
Total Net Assets                     $23M
Portfolio Turnover                 12.55%
2003 Capital Gain Distribution       None


Top 10 Holdings
                             % of Total
                             Investments
                             -----------
Affymetrix                     10.27%
Invitrogen                      9.07%
Cardinal Health                 8.12%
Pfizer                          7.33%
Medtronic                       7.32%
Teva Pharmaceutical
  Industries ADR                5.60%
Techne                          4.95%
Applied Biosystems
  Group - Applera               4.77%
Cerner                          4.70%
Waters                          4.57%


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
    THE LIVE OAK HEALTH SCIENCES FUND, VERSUS THE S&P 500 HEALTH CARE INDEX,
          AND THE LIPPER HEALTH & BIOTECHNOLOGY AVERAGE, SINCE 6/30/01



[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       LIVE OAK HEALTH                 S&P 500                       LIPPER HEALTH &
                         SCIENCES FUND             HEALTH CARE INDEX              BIOTECHNOLOGY AVERAGE
6/30/01                     10,000                       10,000                           10,000
OCT-01                      10,239                       10,263                            9,442
OCT-02                       7,829                        8,536                            7,227
OCT-03                       9,239                        9,042                            8,752

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                      11                        www.oakfunds.com

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,


                                                             REALIZED AND
                       NET ASSET                              UNREALIZED                                 DISTRIBUTIONS
                         VALUE               NET               GAINS OR                 TOTAL                FROM
                       BEGINNING         INVESTMENT          (LOSSES) ON                FROM                CAPITAL
                       OF PERIOD            LOSS              SECURITIES             OPERATIONS              GAINS
---------------------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2003                   $23.22              $(0.10)              $  10.93                 $10.83            $   --
 2002                    34.54               (0.12)                (11.20)                (11.32)               --
 2001                    77.05               (0.15)                (42.08)                (42.23)             (0.28)
 2000                    53.28               (0.19)                 23.96                  23.77                --
 1999                    34.04               (0.13)                 19.37                  19.24                --

PIN OAK AGGRESSIVE STOCK FUND
 2003                   $11.63              $(0.12)              $   7.62                $  7.50           $    --
 2002                    21.61               (0.20)                 (9.78)                 (9.98)               --
 2001                    69.45               (0.32)                (47.27)                (47.59)             (0.25)
 2000                    41.85               (0.20)                 29.33                  29.13              (1.53)
 1999                    21.96               (0.13)                 20.02                  19.89                --

RED OAK TECHNOLOGY SELECT FUND
 2003                  $  4.23              $(0.05)              $   2.38                $  2.33           $    --
 2002                     8.45               (0.08)                 (4.14)                 (4.22)               --
 2001                    33.85               (0.14)                (25.26)                (25.40)               --
 2000                    16.94               (0.13)                 17.04                  16.91                --
 1999(1)                 10.00               (0.05)                  6.99                   6.94                --

BLACK OAK EMERGING TECHNOLOGY FUND
 2003                  $  1.23              $(0.02)              $   1.00                $  0.98           $    --
 2002                     2.98               (0.02)                 (1.73)                 (1.75)               --
 2001(2)                 10.00               (0.02)                 (7.00)                 (7.02)               --

LIVE OAK HEALTH SCIENCES FUND
 2003                  $  7.83              $(0.05)              $   1.46                $  1.41           $    --
 2002                    10.24               (0.05)                 (2.36)                 (2.41)               --
 2001(3)                 10.00               (0.01)                  0.25                   0.24                --





                           NET                                                                     RATIO OF
                          ASSET                            NET ASSETS         RATIO OF          NET INVESTMENT
                          VALUE                              END OF         NET EXPENSES             LOSS
                         END OF            TOTAL             PERIOD          TO AVERAGE           TO AVERAGE
                         PERIOD           RETURN++            (000)          NET ASSETS           NET ASSETS
-------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2003                   $34.05             46.64%        $2,136,891            1.07%               (0.36)%
 2002                    23.22            (32.77)         1,593,995            1.00                (0.32)
 2001                    34.54            (54.99)         3,188,358            0.95                (0.31)
 2000                    77.05             44.61          6,219,080            0.96                (0.38)
 1999                    53.28             56.52          2,196,364            1.00                (0.34)

PIN OAK AGGRESSIVE STOCK FUND
 2003                  $19.13             64.49%        $  233,503            1.11%               (0.83)%
 2002                   11.63            (46.18)           143,775            1.00                (0.87)
 2001                   21.61            (68.75)           363,083            0.99                (0.82)
 2000                   69.45             71.36          1,219,288            1.00                (0.59)
 1999                   41.85             90.57            131,755            1.00                (0.57)

RED OAK TECHNOLOGY SELECT FUND
 2003                 $  6.56             55.08%        $  327,853            1.11%               (0.98)%
 2002                    4.23            (49.94)           217,390            1.00                (0.97)
 2001                    8.45            (75.04)           531,663            0.98                (0.84)
 2000                   33.85             99.82          2,220,110            0.99                (0.79)
 1999(1)                16.94             69.40+           168,562            1.00                (0.81)

BLACK OAK EMERGING TECHNOLOGY FUND
 2003                 $  2.21             79.67%      $     86,414            1.11%               (1.08)%
 2002                    1.23            (58.72)            40,583            1.00                (0.86)
 2001(2)                 2.98            (70.20)+          104,191            1.00                (0.52)

LIVE OAK HEALTH SCIENCES FUND
 2003                 $  9.24             18.01%      $     22,520            1.10%               (0.66)%
 2002                    7.83            (23.54)            18,686            1.00                (0.56)
 2001(3)                10.24              2.40+            21,134            1.00                (0.49)




                                            RATIO OF
                                          NET EXPENSES
                       RATIO OF            TO AVERAGE
                     NET EXPENSES          NET ASSETS
                      TO AVERAGE           (EXCLUDING
                      NET ASSETS             WAIVER
                      (EXCLUDING             AND/OR            PORTFOLIO
                       DIRECTED             DIRECTED            TURNOVER
                      BROKERAGE)           BROKERAGE)             RATE
--------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2003                   1.08%                 1.11%               4.28%
 2002                   1.01                  1.01               10.76
 2001                   0.95                  0.95               15.44
 2000                   0.96                  0.96               13.86
 1999                   1.04                  1.04                6.27

PIN OAK AGGRESSIVE STOCK FUND
 2003                   1.12%                 1.23%              21.67%
 2002                   1.09                  1.09               17.68
 2001                   0.99                  0.99               20.91
 2000                   1.02                  1.02               13.16
 1999                   1.10                  1.10               26.47

RED OAK TECHNOLOGY SELECT FUND
 2003                   1.11%                 1.24%              60.35%
 2002                   1.10                  1.10               47.80
 2001                   0.98                  0.98               53.98
 2000                   1.01                  1.01               40.13
 1999(1)                1.20                  1.20               16.54

BLACK OAK EMERGING TECHNOLOGY FUND
 2003                   1.11%                 1.50%              33.62%
 2002                   1.20                  1.20               57.15
 2001(2)                1.12                  1.12                5.99

LIVE OAK HEALTH SCIENCES FUND
 2003                   1.10%                 1.28%              12.55%
 2002                   1.18                  1.18               31.00
 2001(3)                1.23                  1.23                  --

  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 ++ FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY
    ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.
(1) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

1-888-462-5386                    12-13                         www.oakfunds.com

Statement of Net Assets

OCTOBER 31, 2003


--------------------------------------------------------------------------------
White Oak Growth Stock Fund
--------------------------------------------------------------------------------

                                                                MARKET
DESCRIPTION                          SHARES                  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.6%

--------------------------------------------------------------------------------
 COMMERCIAL BANKS-- 4.0%
 Citigroup                         1,810,000               $       85,794
                                                           --------------
                                                                   85,794
                                                           --------------
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT -- 14.0%
 Cisco Systems*                    8,630,000                      181,057
 Juniper Networks*                 6,520,000                      117,295
                                                           --------------
                                                                  298,352
                                                           --------------

--------------------------------------------------------------------------------
 DATA STORAGE -- 7.4%
 Brocade Communications
   Systems*                        5,650,000                       37,008
 EMC*                              8,795,000                      121,723
                                                           --------------
                                                                  158,731
                                                           --------------

--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 4.6%
 Medtronic                         2,160,000                       98,431
                                                           --------------
                                                                   98,431
                                                           --------------


--------------------------------------------------------------------------------
 ELECTRONIC COMPUTERS -- 3.7%
 Dell Computer*                    2,175,000                       78,561
                                                           --------------
                                                                   78,561
                                                           --------------


--------------------------------------------------------------------------------
 FIRE, MARINE & CASUALTY INSURANCE -- 3.6%
 American International
   Group                           1,275,500                       77,589
                                                           --------------
                                                                   77,589
                                                           --------------

--------------------------------------------------------------------------------
 PHARMACEUTICAL PREPARATIONS-- 7.9%
 Eli Lilly                         1,115,000                       74,281
 Pfizer                            3,000,000                       94,800
                                                           --------------
                                                                  169,081
                                                           --------------

                                                                MARKET
DESCRIPTION                          SHARES                  VALUE (000)
--------------------------------------------------------------------------------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 9.5%
 Charles Schwab                    8,115,000               $      110,039
 Morgan Stanley                    1,700,000                       93,279
                                                           --------------
                                                                  203,318
                                                           --------------

--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 8.2%
 Applied Materials*                7,465,000                      174,457
                                                           --------------
                                                                  174,457
                                                           --------------

--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES-- 14.1%
 Intel                             3,100,000                      102,455
 Linear Technology                 2,235,000                       95,233
 PMC-Sierra*                       5,750,000                      104,478
                                                           --------------
                                                                  302,166
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - COMPUTER PROCESSING-- 1.9%
 First Data                        1,120,000                       39,984
                                                           --------------
                                                                   39,984
                                                           --------------


--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE-- 10.6%
 Microsoft                         3,835,000                      100,285
 Veritas*                          3,500,000                      126,525
                                                           --------------
                                                                  226,810
                                                           --------------

--------------------------------------------------------------------------------
 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 6.7%
 MBNA                              5,790,000                      143,303
                                                           --------------
                                                                  143,303
                                                           --------------

--------------------------------------------------------------------------------
1-888-462-5386                             14

--------------------------------------------------------------------------------
White Oak Growth Stock Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  SHARES/FACE                   MARKET
DESCRIPTION                       AMOUNT (000)               VALUE (000)
--------------------------------------------------------------------------------
 WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS'
    SUNDRIES -- 3.4%
 Cardinal Health                   1,210,000               $       71,801
                                                           --------------
                                                                   71,801
                                                           --------------

 TOTAL COMMON STOCK

    (Cost $2,890,569)(000)                                      2,128,378
                                                           --------------


--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.3%
 ABN Amro (A)
   0.940%, dated 10/31/03,
   to be repurchased on 11/03/03,
   repurchase price $6,637,307
   (collateralized by U.S. Government
   obligations, total market
   value: $6,769,579)                 $6,637                        6,637


 TOTAL REPURCHASE AGREEMENT
    (Cost $6,637)(000)                                              6,637
                                                           --------------


 TOTAL INVESTMENTS -- 99.9%
  (Cost $2,897,206)(000)                                        2,135,015
                                                           --------------


                                                              VALUE (000)
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET-- 0.1%
 Investment Advisory Fees Payable                          $       (1,160)
 Administration Fees Payable                                          (70)
 Other Assets and Liabilities                                       3,106
                                                           --------------
                                                                    1,876
                                                           --------------

--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 62,753,115
   outstanding shares of
   beneficial interest                                          4,574,699
 Accumulated net realized loss
   on investments                                              (1,675,617)
 Net unrealized depreciation
   on investments                                                (762,191)
                                                           --------------


--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                  $   2,136,891
                                                            =============
 Net Asset Value, Offering and Redemption
   Price Per Share                                                 $34.05
                                                            =============


 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART
 OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       15                       www.oakfunds.com

Statement of Net Assets

OCTOBER 31, 2003

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

                                                                MARKET
DESCRIPTION                           SHARES                 VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%

--------------------------------------------------------------------------------
 ACCOUNTING - BOOKKEEPING-- 4.4%
 Paychex                             265,000              $        10,314
                                                           --------------
                                                                   10,314
                                                           --------------


--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT -- 17.0%
 Cisco Systems*                    1,070,000                       22,449
 Juniper Networks*                   965,000                       17,360
                                                           --------------
                                                                   39,809
                                                           --------------


--------------------------------------------------------------------------------
 DATA STORAGE -- 3.7%
 Brocade Communications
   Systems*                          275,000                        1,801
 McData, Cl A*                       662,500                        6,844
                                                           --------------
                                                                    8,645
                                                           --------------

--------------------------------------------------------------------------------
 E-COMMERCE - SERVICES-- 4.1%
 eBay*                               170,000                        9,510
                                                           --------------
                                                                    9,510
                                                           --------------


--------------------------------------------------------------------------------
 LABORATORY ANALYTICAL INSTRUMENTS-- 4.2%
 Waters*                             315,000                        9,900
                                                           --------------
                                                                    9,900
                                                           --------------


--------------------------------------------------------------------------------
 MOTOR VEHICLE PARTS & ACCESSORIES-- 1.7%
 Gentex                              100,000                        3,905
                                                           --------------
                                                                    3,905
                                                           --------------


--------------------------------------------------------------------------------
 SECURITY BROKERS, DEALERS & FLOTATION
    COMPANIES -- 5.9%
 Charles Schwab                    1,015,000                       13,763
                                                           --------------
                                                                   13,763
                                                           --------------

                                                                MARKET
DESCRIPTION                          SHARES                   VALUE (000)
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.8%
 Applied Materials*                  480,000              $        11,218
                                                           --------------
                                                                   11,218
                                                           --------------


--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 19.3%
 Linear Technology                   225,000                        9,587
 Maxim Integrated
   Products                          310,000                       15,410
 PMC-Sierra*                         485,000                        8,812
 Xilinx*                             354,000                       11,222
                                                           --------------
                                                                   45,031
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - COMPUTER PROGRAMMING SERVICES -- 7.6%
 Cognizant Technology
   Solutions*                        390,000                       17,702
                                                           --------------
                                                                   17,702
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - HOME HEALTH CARE SERVICES -- 3.1%
 Express Scripts*                    130,000                        7,140
                                                           --------------
                                                                    7,140
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE-- 13.3%
 Advent Software*                    450,000                        8,240
 Cerner*                             285,000                       12,075
 Veritas*                            300,000                       10,845
                                                           --------------
                                                                   31,160
                                                           --------------

--------------------------------------------------------------------------------
 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 5.2%
 MBNA                                490,000                       12,128
                                                           --------------
                                                                   12,128
                                                           --------------

--------------------------------------------------------------------------------
 WEB PORTALS/ISP-- 4.7%
 Yahoo!*                             249,000                       10,881
                                                           --------------
                                                                   10,881
                                                           --------------
 TOTAL COMMON STOCK
    (Cost $310,098)(000)                                          231,106
                                                           --------------

--------------------------------------------------------------------------------
1-888-462-5386                         16

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONTINUED)
--------------------------------------------------------------------------------




                                      FACE                       MARKET
DESCRIPTION                       AMOUNT (000)               VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.8%
 ABN Amro (A)
   0.940%, dated 10/31/03,
   to be repurchased on
   11/03/03, repurchase
   price $1,862,920
   (collateralized by
   U.S. Government
   obligations, total
   market value:
   $1,900,180)                        $1,863              $         1,863
                                                           --------------

 TOTAL REPURCHASE AGREEMENT
      (Cost $1,863)(000)                                            1,863
                                                           --------------
 TOTAL INVESTMENTS -- 99.8%
      (Cost $311,961)(000)                                        232,969
                                                           --------------




                                                            VALUE (000)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET -- 0.2%
 Investment Advisory Fees Payable                         $          (122)
 Administration Fees Payable                                           (8)
 Other Assets and Liabilities                                         664
                                                           --------------
                                                                      534
                                                           --------------

--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 12,207,824 outstanding
   shares of beneficial interest                                1,076,541
 Accumulated net realized loss on
   investments                                                  (764,046)
 Net unrealized depreciation on
   investments                                                   (78,992)
                                                           --------------


--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                 $      233,503
                                                           ==============

 Net Asset Value, Offering and Redemption
   Price Per Share                                                 $19.13
                                                                   ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                         17                     www.oakfunds.com

Statement of Net Assets

OCTOBER 31, 2003

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------




                                                                MARKET
DESCRIPTION                          SHARES                   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.3%

--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT-- 12.7%
 Cisco Systems*                      939,900              $        19,719
 Juniper Networks*                   599,500                       10,785
 Netscreen Technologies*             419,000                       11,154
                                                           --------------
                                                                   41,658
                                                           --------------


--------------------------------------------------------------------------------
 COMPUTER PERIPHERAL -- 6.8%
 Symbol Technologies                 825,000                       10,304
 Zebra Technologies,
   Cl A*                             209,000                       11,903
                                                           --------------
                                                                   22,207
                                                           --------------


--------------------------------------------------------------------------------
 CONTRACT MANUFACTURERS -- 4.9%
 Flextronics International*        1,140,000                       15,960
                                                           --------------
                                                                   15,960
                                                           --------------


--------------------------------------------------------------------------------
 DATA STORAGE-- 16.1%
 EMC*                                937,200                       12,971
 Emulex*                             498,000                       14,103
 McData, Cl A*                       950,500                        9,819
 QLogic*                             281,900                       15,800
                                                           --------------
                                                                   52,693
                                                           --------------

--------------------------------------------------------------------------------
 E-COMMERCE - SERVICES-- 3.0%
 eBay*                               173,600                        9,711
                                                           --------------
                                                                    9,711
                                                           --------------

--------------------------------------------------------------------------------
 OPTICAL NETWORKING SYSTEMS-- 3.9%
 UTS Starcom*                        404,500                       12,742
                                                           --------------
                                                                   12,742
                                                           --------------

                                                                 MARKET
DESCRIPTION                          SHARES                   VALUE (000)
--------------------------------------------------------------------------------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
    AERONAUTICAL SYSTEMS -- 3.3%
 Garmin                              219,000               $       10,957
                                                           --------------
                                                                   10,957
                                                           --------------

--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 6.0%
 Applied Materials*                  463,700                       10,837
 Novellus*                           212,000                        8,753
                                                           --------------
                                                                   19,590
                                                           --------------

--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES-- 12.7%
 Intersil, Cl A                      661,000                       17,047
 Maxim Integrated
   Products                          158,600                        7,884
 Qualcomm                            356,000                       16,910
                                                           --------------
                                                                   41,841
                                                           --------------


--------------------------------------------------------------------------------
 SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
    RESEARCH -- 4.2%
 Affymetrix*                         540,000                       13,840
                                                           --------------
                                                                   13,840
                                                           --------------


--------------------------------------------------------------------------------
 SERVICES - COMPUTER PROGRAMMING
    SERVICES -- 5.9%
 Cognizant Technology
   Solutions*                        427,300                       19,395
                                                           --------------
                                                                   19,395
                                                           --------------


--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE-- 16.0%
 Intuit*                             245,500                       12,270
 Microsoft                           636,200                       16,637
 Veritas*                            484,000                       17,497
 webMethods*                         703,500                        6,106
                                                           --------------
                                                                   52,510
                                                           --------------

--------------------------------------------------------------------------------
1-888-462-5386                           18

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------


                                   SHARES/FACE                MARKET
                                   AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------
 UNIVERSITIES/COLLEGES -- 3.8%
 University of Phoenix
   Online*                           182,000              $        12,514
                                                           --------------
                                                                   12,514
                                                           --------------


 TOTAL COMMON STOCK
    (Cost $302,044)(000)                                          325,618
                                                           --------------


--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.4%
 ABN Amro (A)
   0.940%, dated 10/31/03,
   to be repurchased on 11/03/03,
   repurchase price $1,300,194
   (collateralized by U.S. Government
   obligations, total market
   value: $1,326,642)                 $1,300                        1,300
                                                           --------------


 TOTAL REPURCHASE AGREEMENT
    (Cost $1,300)(000)                                              1,300
                                                           --------------


 TOTAL INVESTMENTS -- 99.7%
  (Cost $303,344)(000)                                            326,918
                                                           --------------




                                                              VALUE (000)
--------------------------------------------------------------------------------

 OTHER ASSETS AND LIABILITIES, NET-- 0.3%
 Investment Advisory Fees Payable                          $         (184)
 Administration Fees Payable                                          (11)
 Other Assets and Liabilities                                       1,130
                                                           --------------
                                                                      935
                                                           --------------

--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 49,954,737
   outstanding shares of
   beneficial interest                                          1,992,508
 Accumulated net realized loss
   on investments                                              (1,688,229)
 Net unrealized appreciation
   on investments                                                  23,574
                                                           --------------


--------------------------------------------------------------------------------
 TOTAL NET ASSETS - 100.0%                                  $     327,853
                                                           ==============
 Net Asset Value, Offering and Redemption
   Price Per Share                                                  $6.56
                                                                    =====


 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART
 OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                        19                      www.oakfunds.com

Statement of Net Assets

OCTOBER 31, 2003

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------


                                                             MARKET
DESCRIPTION                          SHARES                 VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.5%

--------------------------------------------------------------------------------
 COMMUNICATION SERVICES, NEC -- 0.6%
 Boston Communications
   Group*                             50,000             $            471

                                                           --------------
                                                                      471
                                                           --------------

--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT -- 3.4%
 NetScreen Technologies*             110,300                        2,936
                                                           --------------
                                                                    2,936
                                                           --------------

--------------------------------------------------------------------------------
 DATA STORAGE -- 8.4%
 Brocade Communications
   Systems*                          294,600                        1,930
 Emulex*                              96,700                        2,739
 McData, Cl A*                       254,100                        2,625
                                                           --------------
                                                                    7,294
                                                           --------------

--------------------------------------------------------------------------------
 E-COMMERCE - SERVICES-- 2.7%
 eBay*                                42,000                        2,349
                                                           --------------
                                                                    2,349
                                                           --------------

--------------------------------------------------------------------------------
 INDUSTRIAL INSTRUMENTS FOR MEASUREMENT,
    DISPLAY & CONTROL -- 3.2%
Photon Dynamics*                      73,100                        2,765
                                                           --------------
                                                                    2,765
                                                           --------------


--------------------------------------------------------------------------------
 RADIO BROADCASTING STATIONS -- 0.6%
 XM Satellite Radio, Cl A*            25,300                          513
                                                           --------------
                                                                      513
                                                           --------------

                                                                MARKET
DESCRIPTION                           SHARES                 VALUE (000)
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.4%
 Rudolph Technologies*               147,000              $         3,844
                                                           --------------
                                                                    3,844
                                                           --------------


--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 26.9%
 Broadcom, Cl A*                     105,100                        3,358
 Cree*                               173,800                        3,087
 DSP Group*                          120,500                        2,877
 Intersil, Cl A                       78,600                        2,027
 Ixia*                               118,200                        1,418
 Marvell Technology
   Group*                            131,100                        5,751
 Skyworks Solutions*                 330,000                        2,831
 White Electronic
   Designs*                          174,200                        1,916
                                                           --------------
                                                                   23,265
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - ALLIED TO MOTION PICTURE
    PRODUCTION -- 5.7%
 Avid Technology*                     95,700                        4,951
                                                           --------------
                                                                    4,951
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - BUSINESS SERVICES -- 4.1%
 Londonbridge
   Technologies*                     390,800                        3,529
                                                           --------------
                                                                    3,529
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - COMMERCIAL PHYSICAL &
     BIOLOGICAL RESEARCH -- 3.5%
 Affymetrix*                         118,100                        3,027
                                                           --------------
                                                                    3,027
                                                           --------------

--------------------------------------------------------------------------------
1-888-462-5386                          20

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------




                                                               MARKET
DESCRIPTION                          SHARES                 VALUE (000)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 SERVICES - COMPUTER INTEGRATED SYSTEMS
    DESIGN -- 8.6%
 AtRoad*                             229,100               $        2,955
 Neoware Systems*                    167,500                        2,839
 Websense*                            69,300                        1,622
                                                           --------------
                                                                    7,416
                                                           --------------


--------------------------------------------------------------------------------
 SERVICES - COMPUTER PROGRAMMING
    SERVICES -- 5.4%
 Cognizant Technology
   Solutions*                        102,700                        4,662
                                                           --------------
                                                                    4,662
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE -- 11.9%
 Concord
   Communications*                   156,000                        2,794
 Macrovision*                         70,000                        1,538
 Packeteer*                          338,100                        5,910
                                                           --------------
                                                                   10,242
                                                           --------------

--------------------------------------------------------------------------------
 TESTING LABS -- 5.1%
 eResearch Technology*                94,800                        4,360
                                                           --------------
                                                                    4,360
                                                           --------------

 TOTAL COMMON STOCK
     (Cost $56,834)(000)                                           81,624
                                                           --------------


--------------------------------------------------------------------------------
 EXCHANGE TRADED FUND -- 1.1%

 Nasdaq-100 Index*                    27,200                          957
                                                           --------------
 TOTAL EXCHANGE TRADED FUND
     (Cost $950)(000)                                                 957
                                                           --------------

                                      FACE                     MARKET
DESCRIPTION                       AMOUNT (000)              VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 2.6%
 Morgan Stanley (A)
   0.750%, dated 10/31/03,
   to be repurchased on 11/03/03,
   repurchase price $2,270,032
   (collateralized by U.S. Government
   obligations, total market
   value: $2,315,345)                 $2,270                $       2,270
                                                           --------------

 TOTAL REPURCHASE AGREEMENT
     (Cost $2,270)(000)                                             2,270
                                                           --------------
 TOTAL INVESTMENTS -- 98.2%
 (Cost $60,054)(000)                                               84,851
                                                           --------------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET-- 1.8%
 Investment Advisory Fees Payable                                     (36)
 Administration Fees Payable                                           (3)
 Other Assets and Liabilities                                       1,602
                                                           --------------
                                                                    1,563
                                                           --------------

--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 39,023,856
   outstanding shares of
   beneficial interest                                            364,950
 Accumulated net realized loss
   on investments                                                (303,333)
 Net unrealized appreciation
   on investments                                                  24,797
                                                           --------------

--------------------------------------------------------------------------------
 TOTAL NET ASSETS -- 100.0%                                  $     86,414
                                                           ==============

 Net Asset Value, Offering and Redemption
   Price Per Share                                                  $2.21
                                                                    =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART
 OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       21                       www.oakfunds.com

Statement of Net Assets


OCTOBER 31, 2003

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------




                                                              MARKET
DESCRIPTION                           SHARES                VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.8%

--------------------------------------------------------------------------------
 BIOLOGICAL PRODUCTS-- 17.8%
 Amgen*                               13,000              $           803
 Genentech*                            6,000                          492
 Invitrogen*                          32,000                        2,035
 Medimmune*                           25,400                          677
                                                           --------------
                                                                    4,007
                                                           --------------


--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC
    APPARATUS -- 7.3%
 Medtronic                            36,000                        1,641
                                                           --------------
                                                                    1,641
                                                           --------------

--------------------------------------------------------------------------------
 LABORATORY ANALYTICAL INSTRUMENTS -- 13.2%
 Applied Biosystems
   Group - Applera                    46,300                        1,069
 Bruker Daltonics*                    75,900                          395
 Molecular Devices*                   26,700                          474
 Waters*                              32,600                        1,025
                                                           --------------
                                                                    2,963
                                                           --------------

--------------------------------------------------------------------------------
 PHARMACEUTICAL PREPARATIONS-- 22.6%
 Eli Lilly                            10,700                          713
 Johnson & Johnson                    12,300                          619
 Medicis Pharmaceutical,
   Cl A                               13,500                          855
 Pfizer                               52,000                        1,643
 Teva Pharmaceutical
    Industries ADR                    22,100                        1,257
                                                           --------------
                                                                    5,087
                                                           --------------


--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 2.0%
 Caliper Technologies*                81,000                          454
                                                           --------------
                                                                      454
                                                           --------------

                                   SHARES/FACE                  MARKET
DESCRIPTION                        AMOUNT (000)              VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
    RESEARCH -- 10.2%
 Affymetrix*                          89,900              $         2,304
                                                           --------------
                                                                    2,304
                                                           --------------

--------------------------------------------------------------------------------
 SERVICES - HOME HEALTH CARE SERVICES -- 3.2%
 Express Scripts*                     13,200                          725
                                                           --------------
                                                                      725
                                                           --------------


--------------------------------------------------------------------------------
 SERVICES - PREPACKAGED SOFTWARE-- 4.7%
 Cerner*                              24,900                        1,055
                                                           --------------
                                                                    1,055
                                                           --------------


--------------------------------------------------------------------------------
 SURGICAL & MEDICAL INSTRUMENTS &
    APPARATUS -- 4.9%
 Techne*                              31,900                        1,111
                                                           --------------
                                                                    1,111
                                                           --------------


--------------------------------------------------------------------------------
 WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS'
    SUNDRIES -- 10.9%
 AmerisourceBergen                    11,100                          630
 Cardinal Health                      30,700                        1,822
                                                           --------------
                                                                    2,452
                                                           --------------

 TOTAL COMMON STOCK
     (Cost $20,983)(000)                                           21,799
                                                           --------------


--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.8%
 Morgan Stanley (A)
   0.750%, dated 10/31/03,
   to be repurchased on 11/03/03,
   repurchase price $628,405
   (collateralized by U.S. Government
   obligations, total market
   value: $640,933)                     $628                          628

                                                           --------------

 TOTAL REPURCHASE AGREEMENT
     (Cost $628)(000)                                                 628
                                                           --------------

--------------------------------------------------------------------------------
1-888-462-5386                          22

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                               MARKET
DESCRIPTION                                                  VALUE (000)
--------------------------------------------------------------------------------


 TOTAL INVESTMENTS-- 99.6%
     (Cost $21,611)(000)                                   $       22,427
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES, NET-- 0.4%
 Investment Advisory Fees Payable                                     (12)
 Administration Fees Payable                                           (1)
 Other Assets and Liabilities                                         106
                                                           --------------
                                                                       93
                                                           --------------


--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 2,436,931 outstanding
   shares of beneficial interest                                   24,538
 Accumulated net realized loss
   on investments                                                  (2,834)
 Net unrealized appreciation
   on investments                                                     816
                                                           --------------


--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                 $       22,520
                                                           ==============

 Net Asset Value, Offering and Redemption
   Price Per Share                                                  $9.24
                                                                    =====


 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
 FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       23                       www.oakfunds.com

Statements of Operations (000)



FOR THE YEAR ENDED OCTOBER 31, 2003

-----------------------------------------------------------------------------------------
                                                    WHITE OAK              PIN OAK
                                                  GROWTH STOCK         AGGRESSIVE STOCK
                                                      FUND                   FUND
-----------------------------------------------------------------------------------------
Investment Income:
   Dividends                                       $   12,149           $       455
   Interest                                                70                    33
   Less: Foreign Witholding Tax                            --                    --
-----------------------------------------------------------------------------------------
      Total Investment Income                          12,219                   488
-----------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                            12,720                 1,318
   Administration Fees                                    688                    71
   Transfer Agent Fees                                  4,511                   687
   Printing Fees                                          649                    71
   Professional Fees                                      113                    12
   Trustee Fees                                           112                    12
   Custodian Fees                                          85                     9
   Registration Fees                                       81                     8
   Insurance and Other Fees                               104                    11
-----------------------------------------------------------------------------------------
      Total Expenses                                   19,063                 2,199
-----------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived                 (578)                 (211)
         Directed Brokerage                               (21)                  (16)
-----------------------------------------------------------------------------------------
      Net Expenses                                     18,464                 1,972
-----------------------------------------------------------------------------------------
      Net Investment Loss                              (6,245)               (1,484)
-----------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold                                (206,602)             (177,434)
   Net Change in Unrealized Appreciation
      of Investment Securities                        889,844               270,752
-----------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain on Investments                        683,242                93,318
-----------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations                               $ 676,997            $   91,834
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         24

-----------------------------------------------------------------------------------------------------------------
                                                         RED OAK             BLACK OAK             LIVE OAK
                                                    TECHNOLOGY SELECT   EMERGING TECHNOLOGY     HEALTH SCIENCES
                                                          FUND                 FUND                  FUND
-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                        $        283         $          2             $     77
   Interest                                                   55                   18                    7
   Less: Foreign Witholding Tax                               --                   --                   (1)
-----------------------------------------------------------------------------------------------------------------
      Total Investment Income                                338                   20                   83
-----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                2,032                  423                  139
   Administration Fees                                       110                   23                    7
   Transfer Agent Fees                                     1,073                  371                   80
   Printing Fees                                             109                   24                    7
   Professional Fees                                          18                    4                    1
   Trustee Fees                                               18                    4                    1
   Custodian Fees                                             14                    3                    1
   Registration Fees                                          12                    2                    1
   Insurance and Other Fees                                   16                    3                    2
-----------------------------------------------------------------------------------------------------------------
      Total Expenses                                       3,402                  857                  239
-----------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived                    (364)                (223)                 (32)
         Directed Brokerage                                   --                   --                   --
-----------------------------------------------------------------------------------------------------------------
      Net Expenses                                         3,038                  634                  207
-----------------------------------------------------------------------------------------------------------------
      Net Investment Loss                                 (2,700)                (614)                (124)
-----------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on
      Securities Sold                                   (272,308)             (15,084)                 294
   Net Change in Unrealized Appreciation
      of Investment Securities                           394,916               49,606                3,092
-----------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain on Investments                           122,608               34,522                3,386
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations                                  $ 119,908             $ 33,908               $3,262
=================================================================================================================

--------------------------------------------------------------------------------
                                         25                     www.oakfunds.com

Statements of Changes in Net Assets (000)


FOR THE YEARS ENDED OCTOBER 31,


                                                                                       WHITE OAK
                                                                                     GROWTH STOCK
                                                                                         FUND
---------------------------------------------------------------------------------------------------------------


                                                                              2003                  2002
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                                  $     (6,245)      $      (8,453)
   Net Realized Gain (Loss) on Securities Sold                              (206,602)           (719,946)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities                                               889,844            (162,630)
---------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                              676,997            (891,029)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                             438,369              26,007
   Shares Redeemed                                                          (572,470)         (1,333,104)
---------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions                                    (134,101)           (703,334)
---------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets                          542,896          (1,594,363)
---------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year                                                       1,593,995           3,188,358
---------------------------------------------------------------------------------------------------------------
   End of Year                                                            $2,136,891            $ 18,686
===============================================================================================================
Shares Issued and Redeemed:
   Issued                                                                     15,935              18,684
   Redeemed                                                                  (21,836)            (42,333)
---------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions                           (5,901)            (23,649)
===============================================================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

1-888-462-5386                             26


                                                                                   PIN OAK
                                                                              AGGRESSIVE STOCK
                                                                                    FUND
--------------------------------------------------------------------------------------------------------


                                                                          2003               2002
--------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                               $   (1,484)       $    (2,412)
   Net Realized Gain (Loss) on Securities Sold                         (177,434)          (435,617)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities                                          270,752            304,193
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                          91,834           (133,836)
--------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                         69,258            122,969
   Shares Redeemed                                                      (71,364)          (208,441)
--------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions                                 (2,106)           (85,472)
--------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets                      89,728           (219,308)
--------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year                                                    143,775            363,083
--------------------------------------------------------------------------------------------------------
   End of Year                                                         $233,503           $143,775
========================================================================================================
Shares Issued and Redeemed:
   Issued                                                                 4,917              5,912
   Redeemed                                                              (5,067)           (10,358)
--------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions                        (150)            (4,446)
========================================================================================================




                                                                                      RED OAK
                                                                                    TECHNOLOGY
                                                                                    SELECT FUND
-------------------------------------------------------------------------------------------------------------


                                                                             2003             2002
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                                  $    (2,700)      $    (4,224)
   Net Realized Gain (Loss) on Securities Sold                             (272,308)         (734,657)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities                                              394,916           495,846
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                             119,908          (243,035)
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                            118,578           306,081
   Shares Redeemed                                                         (128,023)         (377,319)
-------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions                                     (9,445)          (71,238)
-------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets                         110,463          (314,273)
Net Assets:
   Beginning of Year                                                        217,390           531,663
-------------------------------------------------------------------------------------------------------------
   End of Year                                                           $  327,853         $ 217,390
=============================================================================================================
Shares Issued and Redeemed:
   Issued                                                                    23,270            37,931
   Redeemed                                                                 (24,707)          (49,492)
-------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions                          (1,437)          (11,561)
=============================================================================================================





                                                                                      BLACK OAK
                                                                                 EMERGING TECHNOLOGY
                                                                                        FUND
--------------------------------------------------------------------------------------------------------------


                                                                              2003               2002
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                                 $      (614)        $      (802)
   Net Realized Gain (Loss) on Securities Sold                             (15,084)           (212,719)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities                                              49,606             148,461
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                             33,908             (65,060)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                           306,081             142,264
   Shares Redeemed                                                         (27,938)           (140,812)
--------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions                                    11,923               1,452
--------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets                         45,831             (63,608)
Net Assets:
   Beginning of Year                                                        40,583             104,191
--------------------------------------------------------------------------------------------------------------
   End of Year                                                          $   86,414         $    40,583
==============================================================================================================
Shares Issued and Redeemed:
   Issued                                                                   23,641              47,905
   Redeemed                                                                (17,635)            (49,876)
--------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions                          6,006              (1,971)
==============================================================================================================





                                                                                           LIVE OAK
                                                                                       HEALTH SCIENCES
                                                                                            FUND
----------------------------------------------------------------------------------------------------------


                                                                                   2003            2002
-----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                                        $    (124)       $     (116)
   Net Realized Gain (Loss) on Securities Sold                                      294            (3,128)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities                                                    3,092            (2,790)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                                   3,262            (6,034)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                                  6,416            26,007
   Shares Redeemed                                                               (5,844)          (22,421)
-----------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions                                            572             3,586
-----------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets                               3,834            (2,448)
Net Assets:
   Beginning of Year                                                             18,686            21,134
-----------------------------------------------------------------------------------------------------------
   End of Year                                                               $   22,520          $ 18,686
===========================================================================================================
Shares Issued and Redeemed:
   Issued                                                                           780             2,936
   Redeemed                                                                        (728)           (2,615)
-----------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions                                  52               321
===========================================================================================================




-------------------------------------------------------------------------------


                                       27                      www.oakfunds.com

Notes to Financial Statements



OCTOBER 31, 2003

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five funds: White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Securities for which market quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

  SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date).

--------------------------------------------------------------------------------
1-888-462-5386                          28

  Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

  EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor are parties to an agreement dated November 20, 2002 under which the Funds may direct certain investment trades to brokers who pay a portion of the commissions for those trades to the Funds. The commissions paid are used to offset a portion of the total annual operating expenses of the respective Fund before expense waivers. During the year ended October 31, 2003, the White Oak Growth Stock and Pin Oak Aggressive Stock Funds' expenses were reduced by $21,433 and $15,500, respectively, under this arrangement.

The Trust had entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For the year ended October 31, 2003, the Funds paid the Distributor $8,317 through a reduction in the yield earned by the Funds. Effective October 24, 2003, this agreement was terminated.

--------------------------------------------------------------------------------
                                     29                         www.oakfunds.com

OCTOBER 31, 2003

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, as amended April 1, 2001, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $10 billion, 0.0175% on the next $5 billion, and 0.015% of such assets in excess of $15 billion. There is a minimum annual administration fee of $475,000 for the complex.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust. The Funds pay amounts to third parties that provide sub-transfer agency and other administration services relating to the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, as amended February 21, 2001, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. Effective March 1, 2003, the Adviser has agreed to voluntarily waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of each of the Funds. Prior to March 1, 2003, the Adviser contractually waived all or a portion of its fees to limit the Funds' expenses to 1.00% of the average daily net assets of each of the Funds.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003, were as follows
(000):
                                             PURCHASES           SALES
                                             ---------           -----
White Oak Growth Stock Fund                   $ 72,894         $198,493
Pin Oak Aggressive Stock Fund                   37,862           41,064
Red Oak Technology Select Fund                 161,461          171,303
Black Oak Emerging Technology
  Fund                                          27,716           18,674
Live Oak Health Sciences Fund                    3,353            2,269

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------
Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts

--------------------------------------------------------------------------------
1-888-462-5386                         30
reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses which may be carried forward for Federal income tax purposes. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                 UNDISTRIBUTED
                                 NET INVESTMENT       PAID-IN-
                                     INCOME            CAPITAL
                                 -------------        --------
White Oak Growth
  Stock Fund                          $6,245          $(6,245)
Pin Oak Aggressive
  Stock Fund                           1,484           (1,484)
Red Oak Technology
  Select Fund                          2,700           (2,700)
Black Oak Emerging
  Technology Fund                        614             (614)
Live Oak Health
  Sciences Fund                          124             (124)

There were no dividends or distributions paid during the years ended October 31, 2002 and October 31, 2003.

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                         CAPITAL           UNREALIZED              TOTAL
                          LOSS            APPRECIATION          ACCUMULATED
                      CARRYFORWARD       (DEPRECIATION)           LOSSES
                      ------------       --------------         ------------
White Oak
  Growth
  Stock
  Fund                $(1,668,643)         $(769,165)           $(2,437,808)
Pin Oak
  Aggressive
  Stock
  Fund                   (753,816)           (89,222)              (843,038)
Red Oak
  Technology
  Select
  Fund                 (1,688,192)            23,537             (1,664,655)
Black Oak
  Emerging
  Technology
  Fund                   (303,333)            24,797               (278,536)
Live Oak Health
  Sciences
  Fund                     (2,834)               816                 (2,018)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

--------------------------------------------------------------------------------
                                       31                       www.oakfunds.com

Notes to Financial Statements (concluded)



OCTOBER 31, 2003

At October 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                              EXPIRING OCTOBER 31,
                             ------------------------------------------------------------
                              2007    2008     2009       2010      2011         TOTAL
                             -----   -----    -----      -----      ----         -----
White Oak
  Growth Stock Fund        $   --  $   --   $749,069   $712,973    $206,601    $1,668,643
Pin Oak Aggressive
  Stock Fund                   --      --    137,532    436,197     180,087       753,816
Red Oak Technology
  Select Fund               1,366  56,063    610,821    726,266     293,676     1,688,192
Black Oak Emerging
  Technology Fund              --      --     75,404    212,845      15,084       303,333
Live Oak Health
  Sciences Fund                --      --         --      2,834         --          2,834


During the year ended October 31, 2003, the Live Oak Health Sciences Fund utilized $293,918 of capital loss carryforwards.

At October 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows (000):


                               FEDERAL        AGGREGATE         AGGREGATE             NET
                                 TAX            GROSS             GROSS          APPRECIATION/
                                 COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                              --------      -------------      -----------       --------------
White Oak
  Growth
  Stock Fund                 $2,904,180       $495,298         $(1,264,463)        $(769,165)
Pin Oak
  Aggressive
  Stock Fund                    322,191         62,781            (152,003)          (89,222)
Red Oak
  Technology
  Select Fund                   303,381         63,578             (40,041)           23,537
Black Oak
  Emerging
  Technology
  Fund                           60,054         28,380              (3,583)           24,797
Live Oak Health
  Sciences Fund                  21,611          3,134              (2,318)              816


8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic developments in those industries than a general equity fund would be.


--------------------------------------------------------------------------------
1-888-462-5386                           32

Independent Auditors' Report

To the Shareholders and Board of Trustees of Oak Associates Funds:

We have audited the accompanying statements of net assets of the Oak Associates Funds (the "Trust") comprising the White Oak Growth Stock, Pin Oak Aggressive Stock, Red Oak Technology Select, Black Oak Emerging Technology, and Live Oak Health Sciences Funds, as of October 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 4, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Oak Associates Funds as of October 31, 2003, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, Pennsylvania
December 18, 2003

--------------------------------------------------------------------------------
                                    33                          www.oakfunds.com

Trustees of the Trust (unaudited)


                                                       NUMBER OF
                                                       PORTFOLIOS
                                                        IN FUND                                          OTHER
                      POSITION           LENGTH        COMPLEX              PRINCIPAL                DIRECTORSHIPS
                        HELD            OF TIME        OVERSEEN           OCCUPATION(S)                   HELD
                        WITH             SERVED        BY BOARD              DURING                     BY BOARD
NAME & AGE(1)           TRUST           (YRS.)(2)       MEMBER(3)        PAST FIVE YEARS                MEMBER(4)
---------------------------------------------------------------------------------------------------------------------------------
J. John                 Trustee            3              5               President and              Trustee of Proconex.
Canon                                                                     Chairman of the
(68)                                                                      Board, Synergistic
                                                                          Partners, Inc.,
                                                                          1975-1999.
---------------------------------------------------------------------------------------------------------------------------------
Stanford N.             Trustee            3              5               Chairman, S.N. Phelps      Chairman of: S.N. Phelps
Phelps                                                                    Realty LLC since 1994;     Realty LLC, S.N. Phelps & Co.,
(69)                                                                      Chairman, S.N. Phelps      Clear Springs Land Company
                                                                          & Co. since 1986.          LLC, Investors Life Insurance
                                                                                                     Corp, Wyatt Energy, Inc.,
                                                                                                     Commonwealth Oil Refining
                                                                                                     Company, Realmark Holdings
---------------------------------------------------------------------------------------------------------------------------------
Thomas E.               Trustee            2              5               Physician, Cleveland       None
Gretter, MD                                                               Clinic (Health Care)
(68)                                                                      since 1966.
---------------------------------------------------------------------------------------------------------------------------------
James D.                Trustee,           3              5               Managing Member,           None
Oelschlager(5)          Chairman                                          President, CIO and
(61)                                                                      Founder of Oak
                                                                          Associates, ltd.
                                                                          since 1985.
---------------------------------------------------------------------------------------------------------------------------------
John G.                 Trustee            3              5               Director of                Board of Directors, Morgan
Stimpson(5)                                                               International Equity       Stanley Trust Company from
61)                                                                       Sales and Equity Sales     1988-1993.
                                                                          Manager, Salomon
                                                                          Brothers (New York)
                                                                          from 1985-1993.
---------------------------------------------------------------------------------------------------------------------------------

1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks,PA 19456.

2. Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his successor, or until he sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3. The "Oak Associates Funds Complex" consists of all registered investment companies for which Oak Associates, ltd. serves as investment adviser. As of October 31, 2003, the Oak Associates Funds Complex consisted of 5 Funds.

4. Directorships of companies are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

5. Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the Investment Company Act of 1940. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.

--------------------------------------------------------------------------------
1-888-462-5386                          34

Officers of the Trust (unaudited)

                                                                    NUMBER OF
                        POSITION               LENGTH              PORTFOLIOS               PRINCIPAL
                          HELD                OF TIME               IN FUND               OCCUPATION(S)                OTHER
                          WITH                 SERVED               COMPLEX                 DURING                 DIRECTORSHIPS
NAME & AGE(1)            TRUST                 (YRS.)              OVERSEEN              PAST FIVE YEARS                HELD
--------------------------------------------------------------------------------------------------------------------------------
William E.              President                3                    N/A                 Mutual Fund Product            N/A
White(6)                                                                                  Manager of Oak
(38)                                                                                      Associates, ltd. since
                                                                                          1997.
---------------------------------------------------------------------------------------------------------------------------------
Sandra                  Vice                     3                    N/A                 Portfolio Analysis and         N/A
Noll(6)                 President                                                         Compliance Officer of
(39)                    and                                                               Oak Associates, ltd.,
                        Assistant                                                         since 1994.
                        Secretary
---------------------------------------------------------------------------------------------------------------------------------
Leslie                  Vice                     3                    N/A                 Mutual Fund                    N/A
Manna(6)                President                                                         Coordinator of Oak
(41)                    and                                                               Associates, ltd. since
                        Assistant                                                         1995.
                        Secretary
---------------------------------------------------------------------------------------------------------------------------------
Colleen                 Vice                     2                    N/A                 Mutual Fund                    N/A
Collins(6)              President                                                         Coordinator of Oak
(32)                    and                                                               Associates, ltd. since
                        Assistant                                                         2002; Product
                        Secretary                                                         Manager, National City
                                                                                          from 1998-2002
---------------------------------------------------------------------------------------------------------------------------------
Jennifer                Treasurer                2                    N/A                 Director, SEI Funds            N/A
Spratley                and Chief                                                         Accounting since 1999;
(34)                    Financial                                                         Audit Manager, Ernst &
                        Officer                                                           Young LLP from
                                                                                          1991-1999.
---------------------------------------------------------------------------------------------------------------------------------
Sherry K.               Vice                     2                    N/A                 Vice President and             N/A
Vetterlein              President                                                         Assistant Secretary of
(41)                    and                                                               SEI Investments Global
                        Secretary                                                         Funds Services and
                                                                                          SEI Investments
                                                                                          Distribution Co. since
                                                                                          2001; Shareholder/
                                                                                          Partner, Buchanan
                                                                                          Ingersoll Professional
                                                                                          Corporation from
                                                                                          1992-2000.
---------------------------------------------------------------------------------------------------------------------------------

1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks,PA 19456.
6. Mr. White and Mmes. Noll, Manna and Collins are considered to be "affiliates" of the Adviser by virtue of their employment by the Adviser.

--------------------------------------------------------------------------------
                                       35                       www.oakfunds.com

Officers of the Trust (unaudited)


                                                                   NUMBER OF
                        POSITION                LENGTH             PORTFOLIOS                PRINCIPAL
                         HELD                  OF TIME              IN FUND                OCCUPATION(S)                 OTHER
                         WITH                   SERVED              COMPLES                    DURING                DIRECTORSHIPS
NAME & AGE(1)            TRUST                  (YRS.)             OVERSEEN               PAST FIVE YEARS                  HELD
------------------------------------------------------------------------------------------------------------------------------------
Cori                    Vice                     1                    N/A                Employed by SEI                    N/A
Daggett                 President                                                        Investments Company
(42)                    and                                                              since 2003. Associate at
                        Assistant                                                        Drinker Biddle & Reath
                        Secretary                                                        from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A.                Vice                     5                    N/A                Vice President and                 N/A
Gavalis                 President                                                        Assistant Secretary of
(39)                    and                                                              SEI Investments, SEI
                        Assistant                                                        Investments Global
                        Secretary                                                        Funds Services and
                                                                                         SEI Investments
                                                                                         Distribution Co. since
                                                                                         1998; Assistant
                                                                                         General Counsel and
                                                                                         Director of Arbitration,
                                                                                         Philadelphia Stock
                                                                                         Exchange from
                                                                                         1989-1998.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy D.              Vice                     3                    N/A                Vice President and                 N/A
Barto                   President                                                        Assistant Secretary of
(35)                    and                                                              SEI Investments Global
                        Assistant                                                        Funds Services and
                        Secretary                                                        SEI Investments
                                                                                         Distribution Co. since
                                                                                         1999; Associate,
                                                                                         Dechert (law firm)
                                                                                         from 1997-1999;
                                                                                         Associate, Richter,
                                                                                         Miller & Finn (law
                                                                                         firm) from 1994-1997.

--------------------------------------------------------------------------------
1-888-462-5386                      36

                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                 IN FUND
                       POSITION               LENGTH             COMPLEX                   PRINCIPAL
                         HELD                OF TIME             IN FUND                  OCCUPATION(S)              OTHER
                         WITH                 SERVED             COMPLEX                     DURING               DIRECTORSHIPS
NAME & AGE(1)            TRUST                (YRS.)             OVERSEEN                PAST FIVE YEARS             HELD
------------------------------------------------------------------------------------------------------------------------------
William E.              Vice                    3                   N/A                 Vice President and             N/A
Zitelli                 President                                                       Assistant Secretary of
(35)                    and                                                             SEI Investments Global
                        Assistant                                                       Funds Services and
                        Secretary                                                       SEI Investments
                                                                                        Distribution Co. since
                                                                                        2000;  Vice President,
                                                                                        Merrill Lynch & Co.
                                                                                        Asset Management
                                                                                        Group from 1998 -
                                                                                        2000; Associate at
                                                                                        Pepper Hamilton LLP
                                                                                        from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------
John C.                 Vice                    2                   N/A                 Vice President and             N/A
Munch                   President                                                       Assistant Secretary of
(32)                    and                                                             SEI Investments Global
                        Assistant                                                       Funds Services and
                        Secretary                                                       SEI Investments
                                                                                        Distribution Co. since
                                                                                        2001; Associate at
                                                                                        Howard Rice
                                                                                        Nemorvoski Canady
                                                                                        Falk & Rabkin from
                                                                                        1998-2001; Associate
                                                                                        at Seward & Kissel
                                                                                        from 1996-1998.

-------------------------------------------------------------------------------
1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks,PA 19456.

For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-462-5386.

--------------------------------------------------------------------------------
                                         37                    www.oakfunds.com

Oak Associates Funds                                                PRSRT STD
P.O. Box 219441                                                   U.S. POSTAGE
Kansas City, MO 64121-9441                                            PAID
                                                                       OAK
                                                                   ASSOCIATES

WWW.OAKFUNDS.COM













OAK-F-021-12000

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, comptroller or principal accounting officer, and any other person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts is Stanford Phelps. He is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds


By (Signature and Title)*                 \s\ William E. White
                                          --------------------------------------
                                          William E. White, President

Date 12/26/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 \s\ William E. White
                                          --------------------------------------
                                          William E. White, President

Date 12/26/03


By (Signature and Title)*                 \s\ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, Controller & CFO

Date 12/26/03
* Print the name and title of each signing officer under his or her signature.